SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
26. SUBSEQUENT EVENTS

On November 25, 2019, the Company announced it had entered into an Arrangement Agreement to acquire all of the issued and outstanding common shares of Detour Gold Corporation ("Detour"), with Detour shareholders receiving 0.4343 of a Kirkland Lake common share for every one Detour share ("Exchange Ratio"). Upon closing of the transaction on January 31, 2020, the Company issued 77,217,129 Kirkland Lake common shares to the former shareholders of Detour. Furthermore, all outstanding stock options of Detour have been exchanged under the agreement at the Exchange Ratio. The Company is authorized up to an additional 343,485 common shares upon exercise of the stock options held by the former options holders of Detour. Subsequent to the share issuance, Kirkland Lake and former Detour shareholders owned 73% and 27%, respectively of the shares of the combined Company.

Detour was a publicly traded mining company in Canada with shares traded on the Toronto Stock Exchange and was subsequently de-listed on February 3, 2020. Detour held a 100% interest in the Detour Lake gold mine, a long-life open pit operation located in Northern Ontario.

The Company determined that the transaction represents a business combination under IFRS 3 Business Combinations, with Kirkland Lake identified as the acquirer. As the transaction closed on January 31, 2020, the initial allocation of the purchase price consideration to the identifiable assets and liabilities assumed is not complete, with the main areas under consideration being the value attributable to the mineral interests associated with the Detour Lake gold mine and the determination of goodwill arising from the acquisition, if any. The Company will disclose a preliminary purchase price allocation in our Q1 2020 interim financial statements.

Acquisition related costs of approximately $1 million were expensed in the fourth quarter and are reflected on the Company's consolidated statement of operations and comprehensive income. Additional transaction costs of approximately $35 million that were contingent upon the closing of the transaction were paid in Q1 2020 and will be reflected on the Company's consolidated statement of operations and comprehensive income for that period.